Employee Benefits - Summary of Cash Contributions and Payments made by Bank to Principal Plans (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2025	Oct. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Contributions	[1]	$ 489	$ 308
SPP [member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions		158	69
All other plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions		64	47
Other benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions		61	62
Defined contribution pension and other benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions		$ 206	184
Defined contribution pension contributions funded from pension plan surplus [Member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions			$ (54)

[1]	Based on preliminary estimates, the Bank expects to make contributions of $158 million to the SPP (excluding the defined contribution provision), $79 million to all other defined benefit pension plans, $66 million to other benefit plans and $217 million to all defined contribution plans for the year ending October 31, 2026.